LEASE OBLIGATIONS (Tables)	9 Months Ended
Mar. 31, 2023
Lease Obligations
Future minimum lease payments

Fiscal Year Ending June 30:	Financing Leases	Operating Lease
2023	$12,155	$45,389
2024	48,619	182,652
2025	43,917	183,775
2026	28,028	11,477
Total Minimum Payments	132,719	$423,293
Less: amount representing interest	10,621
Present value of minimum lease payments	122,098
Less: current portion	42,397
	$79,701